Gains and losses on disposal and main changes in scope of consolidation - Ongoing transactions at December 31, 2022 (Details) - EUR (€) € in Millions	Jul. 23, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Telekom Romania Communications
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)		54.00%		54.00%
Proportion of ownership interests held by non-controlling interests		46.00%
Ownership interest as a percentage (as a percent)		54.00%		54.00%
Acquisition cost, net of transaction costs		€ 296	€ 285
Orange and Masmovil joint venture
Disclosure of detailed information about business combination [line items]
Ownership interest in joint venture	50.00%
Orange and Masmovil joint venture | MasMovil
Disclosure of detailed information about business combination [line items]
Ownership interest in joint venture	50.00%